PGIM US Large-Cap Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2024
Description	Shares	Value
Short-Term Investments 103.1%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $33,959)(wb)	33,959	$33,959
Options Purchased*~ 102.0%
(cost $3,059,101)		3,098,344

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.1% (cost $3,093,060)		3,132,303
Options Written*~ (3.1)%
(premiums received $92,112)		(94,353)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,000,948)		3,037,950
Liabilities in excess of other assets(z) (0.0)%		(997)

Net Assets 100.0%		$3,036,953

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$4.75		63		6	$2,982,010
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31		63		6	116,334
Total Options Purchased (cost $3,059,101)								$3,098,344

PGIM US Large-Cap Buffer 12 ETF - January
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$549.89		63		6	$(41,633)
SPDR S&P 500 ETF Trust	Put	12/31/24	$418.27		63		6	(52,720)
Total Options Written (premiums received $92,112)							$(94,353)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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